LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 26, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the Roundhill MEME ETF, is Post-Effective Amendment No. 121 and Amendment No. 123 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Alia Vasquez at (414) 336-9563 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez
Assistant Secretary